Wells, Pipelines, Properties, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Detailed Information About Property, Plant and Equipment
As of June 30, 2025, 2024 and December 31, 2024, wells, pipelines, properties, plant and equipment, net, is presented as follows:

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Investment
Balances as of January 1, 2024	Ps.	1,070,987,449	18,913,795	491,444,562	1,695,212,594	73,956,002	425,259,020	53,545,137	32,988,437	480,504,766	52,888,295	Ps.	4,395,700,057
Acquisitions	4,184,350		3,992,350	2,495,830	23,945,850	6,970	34,420	876,130	429,130	92,933,750	—	128,898,780
Reclassifications	596,770		—	488,180	1,148,690	51,250	(550,380)	309,580	51,810	(7,470)	—	2,088,430
Capitalization	15,917,040		—	219,830	30,853,870	906,090	—	292,640	26,830	(48,243,720)	27,420	—
Disposals	(552,510)		—	(990)	—	(13,500)	—	(883,250)	(209,220)	(3,430,000)	(5,080)	(5,094,550)
Translation effect	10,789,180		—	(827,820)	—	865,680	—	66,190	324,360	16,092,850	196,530	27,506,970
Balances as of June 30, 2024	Ps.	1,101,922,279	22,906,145	493,819,592	1,751,161,004	75,772,492	424,743,060	54,206,427	33,611,347	537,850,176	53,107,165	Ps.	4,549,099,687
Balances as of January 1, 2024	Ps.	1,070,987,449	18,913,795	491,444,562	1,695,212,594	73,956,002	425,259,020	53,545,137	32,988,437	480,504,766	52,888,295	Ps.	4,395,700,057
Acquisitions	11,194,280		5,432,300	7,180,410	94,119,630	57,660	2,573,440	2,922,890	817,850	189,951,070	—	314,249,530
Reclassifications	1,357,250		—	397,460	—	252,930	(1,280,890)	309,960	130,500	(6,260)	27,740	1,188,690
Capitalization	44,796,840		—	9,245,250	60,274,710	1,864,030	2,135,690	565,340	55,790	(118,965,090)	27,440	—
Disposals	(5,171,200)		(38,620)	(994,620)	—	(242,880)	(7,940)	(2,036,150)	(545,530)	(5,117,236)	(62,990)	(14,217,166)
Translation effect	23,924,080		—	(22,690)	—	1,962,770	—	151,040	746,120	49,166,860	451,890	76,380,070
Balances as of December 31, 2024	Ps.	1,147,088,699	24,307,475	507,250,372	1,849,606,934	77,850,512	428,679,320	55,458,217	34,193,167	595,534,110	53,332,375	Ps.	4,773,301,181
Acquisitions	4,041,750		668,550	2,242,850	18,115,280	740	520,240	2,500,900	390,220	29,155,370	—	57,635,900
Reclassifications	439,360		—	522,330	—	—	(441,590)	(1,390)	48,747	—	—	567,457
Capitalization	35,739,410		—	2,721,580	13,543,470	4,992,210	—	496,170	129,150	(57,621,990)	—	—
Disposals	(834,900)		(68,410)	(794,720)	(10,940)	(7,510)	(14,800)	(302,700)	(80,880)	(859,150)	(215,670)	(3,189,680)
Translation effect	(10,009,810)		—	(250,910)	—	(1,049,210)	—	(82,420)	(297,530)	(24,284,900)	(193,770)	(36,168,550)
Balances as of June 30, 2025	Ps.	1,176,464,509	24,907,615	511,691,502	1,881,254,744	81,786,742	428,743,170	58,068,777	34,382,874	541,923,440	52,922,935	Ps.	4,792,146,308
Accumulated depreciation and amortization
Balances as of January 1, 2024	Ps.	(785,552,629)	(6,896,584)	(308,862,775)	(1,341,888,963)	(48,568,206)	(300,832,110)	(46,934,913)	(16,908,292)	(56,933,419)	—	Ps.	(2,913,377,891)
Depreciation and amortization	(16,226,649)		(350,870)	(5,582,490)	(42,484,220)	(876,000)	(7,073,410)	(797,140)	(867,850)	—	—	(74,258,629)
Reclassifications	(117,840)		—	(488,180)	(1,148,790)	(18,750)	46,270	(309,430)	(51,810)	100	—	(2,088,430)
(Impairment)	(37,860,556)		—	(4,202,050)	(7,932,150)	—	(2,393,760)	—	—	(1,428,080)	—	(53,816,596)
Reversal of impairment	8,301,490		—	2,143,360	14,728,060	—	5,537,470	62,440	—	5,494,785	—	36,267,605
Disposals	437,904		—	970	—	6,200	—	880,180	130,944	—	—	1,456,198
Translation effect	(6,453,850)		—	834,640	—	(404,820)	—	(32,060)	(74,000)	—	—	(6,130,090)
Balances as of June 30, 2024	Ps.	(837,472,130)	(7,247,454)	(316,156,525)	(1,378,726,063)	(49,861,576)	(304,715,540)	(47,130,923)	(17,771,008)	(52,866,614)	—	Ps.	(3,011,947,833)
Balances as of January 1, 2024	Ps.	(785,552,629)	(6,896,584)	(308,862,775)	(1,341,888,963)	(48,568,206)	(300,832,110)	(46,934,913)	(16,908,292)	(56,933,419)	—	Ps.	(2,913,377,891)
Depreciation and amortization	(32,590,580)		(765,490)	(12,534,800)	(82,997,750)	(1,786,750)	(12,839,730)	(1,628,720)	(1,706,388)	—	—	(146,850,208)
Reclassifications	(330,550)		53,880	(410,050)	(53,980)	(34,000)	53,950	(309,710)	(158,330)	100	—	(1,188,690)
(Impairment)	(119,691,380)		—	(16,588,490)	(27,386,630)	(218,120)	(9,356,010)	—	—	(5,027,050)	—	(178,267,680)
Reversal of impairment	46,899,260		—	10,442,300	39,134,890	—	19,784,040	62,440	—	8,467,170	—	124,790,100
Disposals	4,712,390		33,950	994,600	—	59,210	5,070	2,030,670	487,820	—	—	8,323,710
Translation effect	(15,029,580)		—	23,010	—	(939,730)	—	(65,130)	(186,380)	—	—	(16,197,810)

Balances as of December 31, 2024	Ps.	(901,583,069)	(7,574,244)	(326,936,205)	(1,413,192,433)	(51,487,596)	(303,184,790)	(46,845,363)	(18,471,570)	(53,493,199)	—	Ps.	(3,122,768,469)
Depreciation and amortization	Ps.	(14,956,200)	(239,210)	(5,964,120)	(43,854,360)	(816,410)	(5,859,610)	(845,050)	(862,992)	—	—	Ps.	(73,397,952)
Reclassifications	(6,630)		1,220	(522,330)	—	—	7,270	(1,750)	(45,237)	—	—	(567,457)
(Impairment)	(22,740,200)		—	(10,025,500)	(15,956,570)	(42,890)	(10,210,580)	—	—	(2,048,694)	—	(61,024,434)
Reversal of impairment	18,524,140		—	—	1,894,170	—	—	—	—	412,440	—	20,830,750
Disposals	400,860		68,330	749,470	—	7,360	12,000	302,500	78,200	—	—	1,618,720
Translation effect	6,295,220		—	253,340	—	413,340	—	37,580	71,461	—	—	7,070,941
Balances as of June 30, 2025	Ps.	(914,065,879)	(7,743,904)	(342,445,345)	(1,471,109,193)	(51,926,196)	(319,235,710)	(47,352,083)	(19,230,138)	(55,129,453)	—	Ps.	(3,228,237,901)
Wells, pipelines, properties, plant and equipment—net as of June 30, 2024	Ps.	264,450,149	15,658,691	177,663,067	372,434,941	25,910,916	120,027,520	7,075,504	15,840,339	484,983,562	53,107,165	1,537,151,854
Wells, pipelines, properties, plant and equipment—net as of December 31, 2024	Ps.	245,505,630	16,733,231	180,314,167	436,414,501	26,362,916	125,494,530	8,612,854	15,721,597	542,040,911	53,332,375	1,650,532,712
Wells, pipelines, properties, plant and equipment—net as of June 30, 2025	Ps.	262,398,630	17,163,711	169,246,157	410,145,551	29,860,546	109,507,460	10,716,694	15,152,736	486,793,987	52,922,935	1,563,908,407
Depreciation rates	3 to 5%		5%	2 to 7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—
Estimated useful lives	20 to 35		20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—
(1)Mainly wells, pipelines and plants.

A.For the six-month periods ended June 30, 2025 and 2024, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps. 3,114,120 and Ps. 4,767,020, respectively. Financing cost rates during the six-month periods ended June 30, 2025 and 2024 were 8.35% to 14.11% and 7.82% to 18.68%, respectively.
B.The combined depreciation of fixed assets and amortization of wells for the six-month period ended June 30, 2025 and 2024, recognized in operating costs and expenses, was Ps. 73,397,952 and Ps. 74,258,629, respectively. These figures include costs related to plugging and abandonment of wells, for the six-month periods ended June 30, 2025 and 2024 of Ps. 3,768,993 and Ps. 91,114, respectively.
C.As of June 30, 2025 and December 31, 2024, provisions relating to future plugging of wells costs amounted to Ps. 112,113,025 and Ps. 115,514,750, respectively, and are presented in the “Provisions for plugging of wells” (see Note 16).
D.For the six-month periods ended June 30, 2025 and 2024, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. (29,097,609) and Ps. 21,376,880, respectively, which consisted of mainly plant.
E.For the six-month periods ended June 30, 2025 and 2024, PEMEX recognized a net impairment of Ps. (40,193,684) and Ps. (17,548,991), respectively, which is presented as a separate line item in the condensed consolidated interim statement of comprehensive income as follows:

	For the six-month periods ended June 30,
	2025		2024
	(Impairment) / Reversal of impairment, net
Exploration and Extraction (formerly Pemex Exploration and Production)	Ps.	(37,993,336)	Ps.	19,014,931
Industrial Processes and Energy Transformation (formerly Pemex Industrial Transformation)	(2,200,348)		(36,392,092)
Pemex Logistics	—		(171,830)
(Impairment), net	Ps.	(40,193,684)	Ps.	(17,548,991)

Summary of Net Impairment and Net Reversal of Impairment	For the six-month periods ended June 30, 2025 and 2024, PEMEX recognized a net impairment of Ps. (40,193,684) and Ps. (17,548,991), respectively, which is presented as a separate line item in the condensed consolidated interim statement of comprehensive income as follows:

	For the six-month periods ended June 30,
	2025		2024
	(Impairment) / Reversal of impairment, net
Exploration and Extraction (formerly Pemex Exploration and Production)	Ps.	(37,993,336)	Ps.	19,014,931
Industrial Processes and Energy Transformation (formerly Pemex Industrial Transformation)	(2,200,348)		(36,392,092)
Pemex Logistics	—		(171,830)
(Impairment), net	Ps.	(40,193,684)	Ps.	(17,548,991)
For the six-month periods ended June 30, 2025 and 2024, the Exploration and Extraction segment recognized a net impairments of Ps. (37,993,336) and Ps. 19,014,931, respectively, shown by CGU as follows:

	2025		2024
Cantarell	(13,920,150)		15,095,434
Tsimin Xux	(8,497,809)		(8,383,807)
Ogarrio Magallanes	(6,073,181)		(3,939,798)
Antonio J. Bermúdez	(3,604,799)		385,159
Lakach	(2,996,233)		2,845,690
Burgos	(1,456,273)		546,186
Santuario CEE	(1,375,273)		—
Ayin Alux	(111,656)		2,516,348
Aceite Terciario del Golfo	—		7,032,771
Tamaulipas Constituciones	—		1,665,580
Arenque	—		1,185,779
Poza Rica	—		108,370
Cuenca Macuspana	—		35,600
Misión CEE	42,038		(78,381)
Total	Ps.	(37,993,336)	Ps.	19,014,931

Assumptions to Determine Net Present Value of Reserves Long Lived Assets
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

	2025	2024
Average crude oil price	60.78 U.S.$/bl	65.81 U.S.$/bl
Average gas price	3.99 U.S.$/mpc	4.92 U.S.$/mpc
Average condensates price	67.39 U.S.$/bl	74.92 U.S.$/bl
After-tax discount rate	9.72% annual	10.44% annual
To determine the value in use of long-lived assets associated with the CGUs of Industrial Processes and Energy Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of June 30,
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
	Refining		Gas		Petrochemicals		Ethylene		Fertilizers
Average crude oil Price (U.S.$)	101.75	105.12	N.A.		N.A.		N.A.		N.A
Processed volume (1)	885 mbd	1,029 mbd	2,487 mmpcd of humid gas	2,424 mmpcd of humid gas	Variable because the load inputs are diverse
Rate of U.S.$	$18.8928	$18.3773	$18.8928	$18.3773	$18.8928	$18.3773	$18.8928	$18.3773	$18.8928	$18.3773
Useful lives of the cash-generating units (year average)	12	11	8	6	8	5	8	5	15	5
Pre-tax discount rate	13.21%	14.50%	14.28%	14.12%	10.52%	10.85%	10.52%	10.85%	11.96%	11.87%
Period (2)	2025 -2036	2024-2034	2025 - 2032	2024-2029	2025 - 2032	2024-2028	2025 - 2032	2024-2028	2025 - 2039	2024-2028

(1)Average of the first four years.
(2)The first five years are projected and stabilize at year six.
N.A. = Not applicable
Summary of Reversal Impairment loss for CGUs

	2025		2024
Cantarell	(13,920,150)		15,095,434
Tsimin Xux	(8,497,809)		(8,383,807)
Ogarrio Magallanes	(6,073,181)		(3,939,798)
Antonio J. Bermúdez	(3,604,799)		385,159
Lakach	(2,996,233)		2,845,690
Burgos	(1,456,273)		546,186
Santuario CEE	(1,375,273)		—
Ayin Alux	(111,656)		2,516,348
Aceite Terciario del Golfo	—		7,032,771
Tamaulipas Constituciones	—		1,665,580
Arenque	—		1,185,779
Poza Rica	—		108,370
Cuenca Macuspana	—		35,600
Misión CEE	42,038		(78,381)
Total	Ps.	(37,993,336)	Ps.	19,014,931
As of June 30, 2025 and 2024, values in use for each CGU are:

	2025		2024
Aceite Terciario del Golfo	59,818,214		34,325,751
Tsimin Xux	31,916,156		24,453,758
Ogarrio Magallanes	28,561,758		28,348,410
Antonio J. Bermúdez	25,680,550		25,737,767
Tamaulipas Constituciones	13,461,553		6,024,454
Poza Rica	9,873,370		6,716,573
Arenque	6,587,176		3,658,416
Cantarell	5,826,250		33,149,103
Lakach	1,960,612		4,086,521
Cuenca de Macuspana	1,392,556		593,807
Santuario	760,363		—
Ayin Alux	569,486		4,955,853
Chuc	—		62,681,511
Crudo Ligero Marino	—		33,518,405
Ixtal-Manik	—		13,840,302
Burgos	—		3,776,739
Total	Ps.	186,408,044	Ps.	285,867,370
For the six-month periods ended June 30, 2025 and 2024, the Industrial Processes and Energy Transformation segments recognized a net impairment of Ps.(2,200,349) and Ps.(36,392,092), respectively, shown by CGUs as follows:

	2025		2024
Cadereyta Refinery	Ps.	(7,724,245)	Ps.	—
Salina Cruz Refinery	(6,408,822)		—
Salamanca Refinery	(3,879,630)		393
Madero Refinery	(289,501)		(5,039,912)
Minatitlán Refinery	(226,982)		(15,146,588)
Gas Burgos Gas Processor Complex	—		(1,729,422)
Cangrejera Petrochemical Complex	—		106
Gas Arenque Processor Complex	2,154		(2,420)
Matapionche Gas Processor Complex	3,025		(45,226)
Gas Poza Rica Processor Complex	13,667		69,066
Cangrejera Ethylene Complex	55,298		(486,975)
Pajaritos Ethylene Complex	97,160		55,743
La Venta Gas Processor Complex	128,351		(450,034)
Coatzacoalcos Gas Processor Complex	226,723		(952,880)
Cactus Gas Processor Complex	1,020,168		(2,983,894)
Morelos Petrochemical Complex	1,167,663		(1,179,313)
Ciudad Pemex Gas Processor Complex	1,423,670		(5,265,217)
Cosoleacaque Petrochemical Complex	1,551,778		(1,985,563)
Nuevo Pemex Gas Processor Complex	2,433,853		(1,141,900)
Tula Refinery	8,205,321		(108,056)
Total	Ps.	(2,200,349)	Ps.	(36,392,092)

Summary of Recoverable Amount of Assets	As of June 30, 2025 and 2024, the value in use for the impairment of fixed assets was as follows:

	2025		2024
Tula Refinery	32,712,623		47,008,486
Salamanca Refinery	21,869,983		36,234,540
Cadereyta Refinery	21,364,199		—
Salina Cruz Refinery	13,314,374		79,920,687
Cangrejera Ethylene Complex	10,406,680		—
Nuevo Pemex Gas Processor Complex	10,133,615		6,734,674
Ciudad Pemex Gas Processor Complex	7,348,025		6,278,504
Cactus Gas Processor Complex	6,002,310		4,360,278
Independencia Petrochemical Complex	4,906,321		—
Burgos Gas Processor Complex	1,652,472		—
Morelos Petrochemicals Complex	1,645,677		—
Coatzacoalcos Gas Processor Complex	1,212,199		905,502
La Venta Gas Processor Complex	1,189,134		980,146
Pajaritos Ethylene Complex	184,970		—
Total	Ps.	133,942,582	Ps.	182,422,817